UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

DOMINION FUNDS, INC.
(Exact name of registrant as specified in charter)

10308 Jackson Town Road,
Delaplane, VA 20144
(Address of principal executive offices) (Zip code)

Paul Dietrich
10308 Jackson Town Road,
Delaplane, VA 20144
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 416-2053

Date of fiscal year end: June 30

Date of reporting period: Three-month period ended September 30, 2008

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS	Ticker Symbol: DOIGX
THE SHEPHERD LARGE CAP GROWTH FUND
September 30, 2008 (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(96.95%)

	Shares	Value	Percent of Net Assets
FIXED INCOME ETF'S--(96.95%)
LEHMAN 1-3 MONTH T BILL	51,835	$2,384,928	30.63%
LEHMAN SHORT TREASURY BOND	21,585	2,380,826	30.57%
iSHARHES LEHMAN 1-3 YEAR TREASURY BOND FUND	33,315	2,783,801	35.75%
TOTAL COMMON STOCKS--(96.95%)		$7,549,555	96.95%
OTHER ASSETS LESS LIABILITIES - NET--(3.05%)		237,464	3.05%
NET ASSETS--(100.00%)		$7,787,019	100.00%

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at September 30, 2008:
Identified cost for federal income tax purposes	$7,546,746
Gross unrealized appreciation from investments	6,892
Gross unrealized depreciation from investments	(4,082)
Net unrealized appreciation from investments	$2,809

Item 2. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
(Registrant)

By:  /S/ Paul Dietrich ___________
Paul Dietrich, president and principal executive officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 1, 2008

By:  /S/ Paul Dietrich ___________
Paul Dietrich, principal executive officer and principal financial officer